Employee Benefit Plans - Pretax Amounts Included in Accumulated OCI (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 5,328	$ 3,749
Prior service cost (credits)	11	15
Amounts recognized in accumulated OCI	5,339	3,764
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	4,061	2,794
Prior service cost (credits)	0	0
Amounts recognized in accumulated OCI	4,061	2,794
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	355	271
Prior service cost (credits)	(9)	(9)
Amounts recognized in accumulated OCI	346	262
Nonqualified and Other Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	968	855
Prior service cost (credits)	0	0
Amounts recognized in accumulated OCI	968	855
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(56)	(171)
Prior service cost (credits)	20	24
Amounts recognized in accumulated OCI	$ (36)	$ (147)